GOLDMAN SACHS TRUST

Goldman Sachs International Equity Insights Funds

Class A, Class C, Institutional, Service, Class IR, Class R and Class R6 Shares (as applicable) of the

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

(the “Funds”)

Supplement dated June 2, 2016 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated February 26, 2016

Effective immediately, Denis Suvorov no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Suvorov in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

INTINSPMCHG 06-16